UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland        Boston, Massachusetts            11/13/07
---------------------------   -------------------------    ---------------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $129,418
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13-F File Number            Name
---      ---------------------            -----

1.        28-11774                        Geologic Resource Fund Ltd.

2.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                            TITLE                      VALUE    SHRS OR    SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION     MGRS  SOLE       SHARED    NONE
--------------              --------        -----      --------  -------   --- ----   ----------     ----  ----       ------    ----
AGNICO EAGLE MINES LTD        COM           008474108      756      15,169 SH              SOLE               15,169          0  0
AURIZON MINES LTD             COM           05155P106   12,022   2,899,944 SH         SHARED-DEFINED  1            0  2,899,944  0
AURIZON MINES LTD             COM           05155P106    7,170   1,723,356 SH              SOLE            1,723,356          0  0
CAMECO CORP                   COM           13321L108    4,388      94,897 SH         SHARED-DEFINED  1            0     94,897  0
CAMECO CORP                   COM           13321L108    2,877      62,215 SH              SOLE               62,215          0  0
ELDORADO GOLD CORP NEW        COM           284902103    3,810     629,777 SH         SHARED-DEFINED  1            0    629,777  0
ELDORADO GOLD CORP NEW        COM           284902103    3,273     540,823 SH              SOLE              540,823          0  0
GOLDCORP INC NEW              COM           380956409    1,160      37,934 SH              SOLE               37,934          0  0
KIMBER RES INC                COM           49435N101      589     646,969 SH         SHARED-DEFINED  1            0    646,969  0
KIMBER RES INC                COM           49435N101      225     247,398 SH              SOLE              247,398          0  0
KINROSS GOLD CORP           COM NO PAR      496902404    1,886     125,926 SH         SHARED-DEFINED  1            0    125,926  0
KINROSS GOLD CORP           COM NO PAR      496902404    1,109      74,074 SH              SOLE               74,074          0  0
MAG SILVER CORP               COM           55903Q104   12,460     887,633 SH         SHARED-DEFINED  1            0    887,633  0
MAG SILVER CORP               COM           55903Q104    7,950     566,367 SH              SOLE              566,367          0  0
MIRAMAR MINING CORP           COM           60466E100    8,530   1,799,662 SH         SHARED-DEFINED  1            0  1,799,662  0
MIRAMAR MINING CORP           COM           60466E100    7,059   1,489,238 SH              SOLE            1,489,238          0  0
NEVSUN RES LTD                COM           64156L101    1,065     608,603 SH         SHARED-DEFINED  1            0    608,603  0
NEVSUN RES LTD                COM           64156L101      755     431,797 SH              SOLE              431,797          0  0
PAN AMERICAN SILVER CORP      COM           697900108    5,350     185,128 SH         SHARED-DEFINED  1            0    185,128  0
PAN AMERICAN SILVER CORP      COM           697900108    3,321     114,872 SH              SOLE              114,872          0  0
PLATINUM GROUP METALS LTD   COM NEW         72765Q205   16,896   4,234,484 SH         SHARED-DEFINED  1            0  4,234,484  0
PLATINUM GROUP METALS LTD   COM NEW         72765Q205   11,055   2,770,626 SH              SOLE            2,770,626          0  0
URANIUM RES INC             COM PAR $0.001  916901507   11,253   1,198,416 SH         SHARED-DEFINED  1            0  1,198,416  0
URANIUM RES INC             COM PAR $0.001  916901507    4,459     474,892 SH              SOLE              474,892          0  0
                                                       129,418



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